FINANCE LEASES - Right-of-use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 193,987	$ 1,165
Impact of modification of operating leases		193,717
Additions	6,430
Depreciation	(16,928)	(895)
Impairment	(70,009)
Vessel under capital leases, ending balance	$ 113,480	$ 193,987